Principal Exchange-Traded Funds

Supplement dated November 1, 2017
to the Statement of Additional Information dated October 10, 2017

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES

Effective December 12, 2017, delete the second to the last sentence in the first paragraph and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Trustees.
Interested Trustees
Effective December 12, 2017, add the following paragraph:
Patrick Halter. Mr. Halter has served as a Trustee of the Trust, and a Director of PFI and PVC, since 2017. Mr. Halter also serves as Chief Operating Officer and director of PGI, and Chief Executive Officer and Chair of Principal Real Estate Investors ("PREI"). He has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Management Information
Effective December 12, 2017, add the following row to the Interested Trustees table in alphabetical order:

Name, Address and Year of Birth	Position(s)Held with Fund	Length of Time Served	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Patrick Halter 711 High Street Des Moines, IA 50392 1959	Trustee	Since 2017	Director, Morley (Since 2017) Chair, Post (Since 2017) Chief Operating Officer, PGI (Since 2017) Director, PGI (Since 2003) Chair, PREI (Since 2004) Chief Executive Officer, PREI (Since 2005) Chair, Spectrum (Since 2017)	134	None

Effective December 12, 2017, add the following to the list of abbreviations used, in alphabetical order:

•	Morley Capital Management, Inc. (Morley)

•	Post Advisory Group (Post)

•	Principal Real Estate Investors, LLC (PREI)

•	Spectrum Asset Management, Inc. (Spectrum)

Effective December 12, 2017, add the following column to the Trustees Considered to be "Interested Persons" table:

Halter*
ETFs in this SAI	A
Total Fund Complex	E
*Trustee's appointment effective December 12, 2017.